UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22018

Nuveen Multi-Currency Short-Term Government Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Multi-Currency Short-Term Government Income Fund (JGT)
September 30, 2012

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 13.6%
	Brazil – 3.6%
45,843 BRL	Letra De Tesouro Nacional de Brazil	0.000%	10/01/12	N/R	$ 22,613,392
	Canada – 1.8%
11,000 CAD	Canadian Government Bond	2.000%	8/01/13	AAA	11,275,140
	Chile – 3.6%
10,565,000 CLP	Bonos del Banco Central de Chile en Pesos	6.000%	1/01/15	N/R	22,959,417
	Mexico – 4.6%
150,000 MXN	Mexico Bonos de DeSarrollo	9.000%	12/20/12	A-	11,765,498
200,500 MXN	United Mexican States	9.500%	12/18/14	A-	17,136,089
350,500 MXN	Total Mexico				28,901,587
	Total Sovereign Debt (cost $86,322,505)				85,749,536

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 86.1%
	Sovereign Debt – 27.6%
	Brazil – 9.6%
62,000 BRL	Letra De Tesouro Nacional de Brazil	0.000%	7/01/13	N/R	$ 29,010,617
63,400 BRL	National Treasury Note of Brazil	10.000%	1/01/13	Baa2	32,217,489
125,400 BRL	Total Brazil				61,228,106
	Mexico – 10.6%
402,500 MXN	Mexican Treasury Bills	0.000%	12/13/12	N/R	30,987,348
115,300 MXN	Mexican Treasury Bills	0.000%	2/07/13	N/R	8,815,354
360,000 MXN	Mexican Treasury Bills	0.000%	4/04/13	N/R	27,330,270
877,800 MXN	Total Mexico				67,132,972
	South Korea – 2.4%
17,000,000 KRW	Korea Monetary Stabilty Bond	3.460%	12/09/12	N/R	15,313,070
	Turkey – 5.0%
16,400 TRY	Republic of Turkey, Government Bond	0.000%	2/20/13	BBB	8,889,535
30,000 TRY	Republic of Turkey, Government Bond	0.000%	5/15/13	BBB	15,980,248
12,500 TRY	Republic of Turkey, Government Bond	0.000%	7/17/13	BBB	6,578,245
58,900 TRY	Total Turkey				31,448,028
	Total Sovereign Debt				175,122,176
	U.S. Government and Agency Obligations – 55.5%
$ 50,000	Federal Home Loan Bank Bonds	0.220%	10/26/12	Aaa	50,001,400
35,000	Federal Home Loan Bank Bonds	0.200%	11/29/12	Aaa	35,001,120
4,000	Federal Home Loan Bank Bonds	0.000%	12/17/12	N/R	3,999,656
45,000	Federal Home Loan Bank Bonds	1.500%	1/16/13	Aaa	45,170,460
38,000	Federal Home Loan Bank Bonds	0.170%	2/06/13	Aaa	37,998,670
30,000	Federal Home Loan Bank Bonds	0.230%	4/29/13	AA+	30,005,190
17,000	Federal Home Loan Bank Bonds	0.230%	6/06/13	Aaa	17,003,468
35,000	Federal Home Loan Mortgage Corporation, Notes	4.625%	10/25/12	Aaa	35,104,825
19,000	Federal Home Loan Mortgage Corporation, Notes	0.515%	11/26/12	Aaa	19,010,298
9,620	Federal Home Loan Mortgage Corporation, Notes	0.750%	12/28/12	Aaa	9,633,708
35,000	Federal Home Loan Mortgage Corporation, Notes	0.850%	12/28/12	Aaa	35,058,310
16,750	Federal National Mortgage Association	1.000%	12/27/12	Aaa	16,783,584
17,000	U.S. Treasury Notes, (4)	1.375%	1/15/13	Aaa	17,061,098
351,370	Total U.S. Government and Agency Obligations				351,831,787
	Repurchase Agreements – 3.0%
$ 19,208	Repurchase Agreement with State Street Bank, dated 9/28/12, repurchase price $19,208,251, collateralized by $18,240,000 U.S. Treasury Bonds, 3.125%, due 2/15/42, value $19,593,499	0.010%	10/01/12	N/A	19,208,235
	Total Short-Term Investments (cost $546,210,873)				546,162,198
	Total Investments (cost $632,533,378) – 99.7%				631,911,734
	Other Assets Less Liabilities – 0.3% (5)				2,180,772
	Net Assets – 100%				$ 634,092,506

Investments in Derivatives at September 30, 2012

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
						Appreciation
		Amount	In Exchange For	Amount	Settlement	Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars) (5)
Bank of America	U.S. Dollar	31,524,090	New Zealand Dollar	39,000,000	10/17/12	$ 767,555
Barclays	Brazilian Real	161,067,000	U.S. Dollar	78,172,685	10/02/12	(1,278,295)
Barclays	Brazilian Real	161,067,000	U.S. Dollar	78,981,513	11/05/12	(120,245)
Barclays	U.S. Dollar	79,343,350	Brazilian Real	161,067,000	10/02/12	107,631
Barclays	U.S. Dollar	67,010,983	Malaysian Ringgit	205,000,000	11/26/12	(384,855)
BNP Paribas	Chilean Peso	12,700,000,000	U.S. Dollar	26,832,876	10/05/12	71,841
BNP Paribas	Polish Zloty	204,500,000	U.S. Dollar	64,267,756	10/05/12	457,967
BNP Paribas	U.S. Dollar	26,332,158	Chilean Peso	12,700,000,000	10/05/12	428,876
BNP Paribas	U.S. Dollar	31,320,246	Polish Zloty	104,500,000	10/05/12	1,286,712
BNP Paribas	U.S. Dollar	30,010,654	Polish Zloty	100,000,000	10/05/12	1,192,177
BNP Paribas	U.S. Dollar	24,067,779	Chilean Peso	11,469,500,000	11/09/12	(29,545)
BNP Paribas	U.S. Dollar	32,004,389	Swedish Krona	210,000,000	11/19/12	(80,254)
BNP Paribas	U.S. Dollar	26,610,791	Chilean Peso	12,700,000,000	12/03/12	(88,916)
BNP Paribas	U.S. Dollar	63,820,491	Polish Zloty	204,500,000	12/03/12	(455,811)
Citibank N.A.	U.S. Dollar	28,178,967	South Korean Won	31,900,000,000	10/15/12	484,361
Citibank N.A.	U.S. Dollar	26,547,540	Australian Dollar	25,500,000	11/16/12	(198,173)
Citibank N.A.	U.S. Dollar	17,198,084	Canadian Dollar	16,800,000	11/30/12	(131,564)
Credit Suisse	Norwegian Krone	375,500,000	U.S. Dollar	65,819,457	10/05/12	281,817
Credit Suisse	U.S. Dollar	30,912,545	Norwegian Krone	185,500,000	10/05/12	1,463,573
Credit Suisse	U.S. Dollar	32,432,617	Norwegian Krone	190,000,000	10/05/12	728,905
Credit Suisse	U.S. Dollar	40,923,690	Turkish Lira	73,900,000	10/15/12	116,001
Credit Suisse	U.S. Dollar	13,786,765	Indian Rupee	750,000,000	10/25/12	368,185
Credit Suisse	U.S. Dollar	65,677,281	Norwegian Krone	375,500,000	12/03/12	(284,226)
JPMorgan	U.S. Dollar	31,559,569	South Korean Won	36,000,000,000	10/02/12	831,281
JPMorgan	U.S. Dollar	56,081,443	Indian Rupee	3,140,000,000	10/10/12	3,364,201
JPMorgan	U.S. Dollar	22,176,301	Turkish Lira	39,975,000	10/15/12	23,451
JPMorgan	U.S. Dollar	31,960,096	Indian Rupee	1,730,000,000	10/18/12	737,779
JPMorgan	U.S. Dollar	41,623,163	South African Rand	345,000,000	11/19/12	(443,972)
JPMorgan	U.S. Dollar	32,164,396	South Korean Won	36,000,000,000	12/03/12	58,349
JPMorgan	South Korean Won	36,000,000,000	U.S. Dollar	32,258,065	10/02/12	(132,785)
Morgan Stanley	U.S. Dollar	64,537,929	Mexican Peso	834,185,000	11/29/12	(101,591)
RBC	U.S. Dollar	39,148,776	Canadian Dollar	38,800,000	11/09/12	285,424
RBC	U.S. Dollar	9,382,724	Turkish Lira	17,054,040	11/13/12	50,974
Standard Chartered Bank	U.S. Dollar	24,103,929	Yuan Renminbi	154,000,000	1/29/13	128,811
Standard Chartered Bank	U.S. Dollar	17,977,177	Yuan Renminbi	115,000,000	4/18/13	65,578
UBS AG	U.S. Dollar	49,016,147	Canadian Dollar	48,600,000	11/09/12	378,238
						$ 9,949,455

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
Sovereign Debt		$ –	$ 85,749,536	$ –	$ 85,749,536
Short-Term Investments:
Sovereign Debt		–	175,122,176	–	175,122,176
U.S. Government & Agency Obligations		–	351,831,787	–	351,831,787
Repurchase Agreements		–	19,208,235	–	19,208,235
Derivatives:
Forward Foreign Currency Exchange Contracts*		–	9,949,455	–	9,949,455
Total		$ –	$ 641,861,189	$ –	$ 641,861,189
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$ 13,679,687	Unrealized depreciation on forward foreign currency exchange contracts	$ (3,730,232)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $635,858,754.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation				$ 4,484,874
Depreciation				(8,431,894)

Net unrealized appreciation (depreciation) of investments				$ (3,947,020)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at September 30, 2012.
N/A	Not applicable.
N/R	Not rated.
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
KRW	South Korean Won
MXN	Mexican Peso
TRY	Turkish Lira

Item 2. Controls and Procedures.

a.                      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multi-Currency Short-Term Government Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012